RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Related Party Transaction [Line Items]
Amounts due to related parties		$ 411,921		$ 395,921
Proceeds from related party			$ 154,073
Current And Former Executives And Board [Member]
Related Party Transaction [Line Items]
Net repayments for amounts due to related parties		11,909	130,205
Amounts due to related parties		411,921		395,921
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		411,921	400,012
Mark Lynn [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		104,568	104,568
Officer [Member]
Related Party Transaction [Line Items]
Accrued salary and expense		87,221	87,221
Trevor Pettennude [Member]
Related Party Transaction [Line Items]
Proceeds from related party	$ 325,000
Other receivables		$ 190,000	$ 175,000	174,000
Director [Member]
Related Party Transaction [Line Items]
Amounts due to related parties				$ 104,568